Inventories	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Inventories
Inventories:
Approximately 28% and 30% of our inventories are valued using the last-in, first-out (LIFO) method at December 31, 2013 and 2012, respectively. The portion of our domestic inventories stated on the LIFO basis amounted to $121.9 million and $126.6 million at December 31, 2013 and 2012, respectively, which are below replacement cost by approximately $41.7 million and $51.4 million, respectively.